Carillon Eagle Small Cap Growth Fund
SUMMARY OF CARILLON EAGLE SMALL CAP GROWTH FUND | 3.1.2019
Investment objective
The Carillon Eagle Small Cap Growth Fund (“Small Cap Growth Fund” or the “fund”) seeks long-term capital appreciation.
Fees and expenses of the fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Small Cap Growth Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts is available from your financial professional, on page 82 of the fund’s Prospectus and on page 44 of the fund’s Statement of Additional Information. Although the fund does not impose any sales charge on Class I shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in the tables or Example below.
Shareholder fees<br/>(fees paid directly from your investment):
Shareholder Fees - Carillon Eagle Small Cap Growth Fund	Class A		Class C		Class I	Class Y	Class R-3	Class R-5	Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none		none	none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[1]	none	none	none	none	none
Redemption Fee	none		none		none	none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of an Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.

Annual fund operating expenses <br/>(expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Carillon Eagle Small Cap Growth Fund	Class A		Class C		Class I	Class Y	Class R-3	Class R-5	Class R-6
Management Fees	0.51%		0.51%		0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees	0.25%		1.00%		none	0.25%	0.50%	none	none
Other Expenses	0.28%	[1]	0.23%	[1]	0.24%	0.36%	0.31%	0.24%	0.14%
Total Annual Fund Operating Expenses	1.04%		1.74%		0.75%	1.12%	1.32%	0.75%	0.65%
[1]	Other expenses have been restated to reflect the current administrative services fee rate.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Carillon Eagle Small Cap Growth Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	576	790	1,022	1,686
Class C	277	548	944	2,052
Class I	77	240	417	930
Class Y	114	356	617	1,363
Class R-3	134	418	723	1,590
Class R-5	77	240	417	930
Class R-6	66	208	362	810

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal investment strategies
During normal market conditions, the Small Cap Growth Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of small-capitalization companies. The fund’s portfolio managers consider small-capitalization companies to be those companies that, at the time of initial purchase, have a market capitalization equal to or less than the largest company in the Russell 2000® Growth Index during the most recent 12-month period (approximately $16.7 billion during the 12-month period ended December 31, 2018).

When making their investment decisions, the portfolio managers generally focus on investing in the securities of companies that the portfolio managers believe have accelerating earnings growth rates, reasonable valuations (typically with a price-to-earnings ratio of no more than the earnings growth rate), strong management that participates in the ownership of the company, reasonable debt levels and/or a high or expanding return on equity. Although the portfolio managers generally do not emphasize investment in any particular investment sector or industry, the fund may invest a significant portion of its assets in the securities of companies in the health care sector at any given time. The fund may also purchase, or obtain exposure to, securities in initial public offerings (“IPOs”). The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.
Principal risks
The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) also increases and decreases. An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in this fund are subject to the following primary risks, which are described in alphabetical order and not in order of importance or potential exposure:
  Equity securities are subject to stock market risk.
  Common stock. The value of a company's common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company;
  Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
  Initial public offerings risk arises because the market value of shares sold in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer;
  Market timing risk arises because certain types of securities in which the fund invests, including small-cap securities, could cause the fund to be at greater risk of market timing activities by fund shareholders;
  Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, limited managerial and financial resources, more volatile performance, and less liquid stock, compared to larger, more established companies;
  Sector risk is the risk associated with the fund holding a core portfolio of stocks invested in similar businesses, all of which could be affected by the same economic or market conditions;
  The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays in or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector;
  Small-cap company risk arises because small-cap companies may have less liquid stock, a more volatile share price, a limited product or service base, narrower commercial markets and limited access to capital, compared to larger, more established companies;
  Stock market risk is the risk of broad stock market decline or volatility or a decline in particular holdings in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment; and

Performance
The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class I share performance from one year to another. Each of the fund’s share classes is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same sales charges and expenses. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at carillontower.com.

During 10 year period	Return	Quarter Ended
(Class I shares):
Best Quarter	20.19%	June 30, 2009
Worst Quarter	(21.92)%	September 30, 2011

Average annual total returns (for the periods ended December 31, 2018): <br/><br/>Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns - Carillon Eagle Small Cap Growth Fund	Inception Date	1-yr	5-yr	10-yr	Lifetime (if less than 10 yrs)
Class I	Jun. 27, 2006	(10.17%)	5.08%	13.52%
Class I | After Taxes on Distributions	Jun. 27, 2006	(14.49%)	2.71%	12.20%
Class I | After Taxes on Distributions and Sale of Fund Shares	Jun. 27, 2006	3.12%	3.83%	11.32%
Class A	May 07, 1993	(14.66%)	3.73%	12.61%
Class C	Apr. 03, 1995	(11.05%)	4.01%	12.35%
Class Y	Nov. 20, 2017	(10.57%)			(7.66%)
Class Y | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	Nov. 20, 2017				(6.22%)
Class R-3	Sep. 19, 2006	(10.68%)	4.46%	12.89%
Class R-5	Oct. 02, 2006	(10.16%)	5.10%	13.56%
Class R-6	Aug. 15, 2011	(10.06%)	5.21%		9.98%
Class R-6 | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	Aug. 15, 2011				11.02%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		(9.31%)	5.13%	13.52%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown for Class I only and after-tax returns for Class A, Class C, Class Y, Class R-3, Class R-5, and Class R-6 will vary. The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.